RETIREMENT PLANS - Assumption Details (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Jun. 30, 2018
United States | Corporate bonds | Minimum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		6 months	6 months
United States | Corporate bonds | Maximum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		30 years	30 years
United States | Pension
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.34%	3.20%	3.20%	4.34%	3.70%
Projected salary increase (as a percent)	4.03%	4.03%	4.03%	4.03%	4.03%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.34%	4.34%	3.70%	4.27%
Expected return on plan assets (as a percent)		7.25%	7.25%	7.75%	7.75%
Projected salary increase (as a percent)		4.03%	4.03%	4.03%	4.03%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Plan amendments, decrease in benefit obligation	$ (40.4)			$ (40.4)
United States | Postretirement Health Care
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.29%	3.16%	3.16%	4.29%	3.66%	4.36%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.29%	4.29%	3.66%	4.14%
Expected return on plan assets (as a percent)		7.25%	7.25%	7.75%	7.75%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care for pre-age 65 retirees (as a percent)		8.00%	8.00%
Annual rates of increase in the per capita cost of covered health care for post-age 65 retirees (as a percent)		10.75%	10.75%
Rate of per capita cost of covered health care, in 2028 (as a percent)		5.00%	5.00%
Plan amendments, decrease in benefit obligation			€ (18.9)	$ (13.7)
Defined Benefit Plan, Reduction in Benefit Cost		$ 4.5
International Pension | Pension
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	2.49%	1.52%	1.52%	2.49%	2.17%
Projected salary increase (as a percent)	2.46%	2.50%	2.50%	2.46%	2.46%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		2.66%	2.66%	2.29%	2.32%
Expected return on plan assets (as a percent)		6.66%	6.66%	6.67%	6.67%
Projected salary increase (as a percent)		2.70%	2.70%	2.67%	2.83%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Plan amendments, decrease in benefit obligation		$ 0.1